Supplement to the
Fidelity® Strategic Real Return Fund
Class A, Class M, Class C, Class I and Class Z
November 29, 2021
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table".

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
	Class A	Class M	Class C	Class I	Class Z
Management fee	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) fees	0.25%	0.25%	1.00%	None	None
Other expenses	0.31%	0.32%	0.33%	0.28%	0.18%
Total annual operating expenses	1.11%	1.12%	1.88%	0.83%	0.73%
Fee waiver and/or expense reimbursement(a)	0.16%	0.17%	0.18%	0.13%	0.12%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.95%	0.95%	1.70%	0.70%	0.61%

(a)Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of their respective average net assets, exceed 0.95%, 0.95%, 1.70%, 0.70%, and 0.61% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, or Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through January 31, 2024. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table".

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

	Class A		Class M		Class C		Class I		Class Z
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$493	$493	$493	$493	$273	$173	$72	$72	$62	$62
3 years	$702	$702	$703	$703	$549	$549	$233	$233	$204	$204
5 years	$951	$951	$954	$954	$976	$976	$430	$430	$377	$377
10 years	$1,664	$1,664	$1,673	$1,673	$1,964	$1,964	$996	$996	$879	$879

The following information replaces similar information found in the "Fund Summary" section under the heading "Principal Investment Strategies".

  Using a neutral mix of approximately 25% inflation-protected debt securities (which attempts to track the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index, an index composed of inflation-protected debt securities issued by the U.S. Treasury), 25% floating rate loans, 30% commodity-linked derivative instruments and related investments, and 20% REITs and other real estate related investments.

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Jody Simes (co-manager) has managed the fund since February 2022.

The following information replaces similar information found in the "Fund Basics" section under the heading "Principal Investment Strategies".

The fund's neutral mix, or the benchmark for its combination of investments in each category over time, is approximately 25% inflation-protected debt securities, 25% floating rate loans, 30% commodity-linked derivative instruments and related investments, and 20% REITs and other real estate related investments. The Adviser regularly reviews the fund's allocation and makes changes gradually over time to favor investments that it believes provide the most favorable outlook for achieving the fund's objective. By allocating investments across different types of securities, the Adviser attempts to moderate the significant risks of each category through diversification. For purposes of these allocations, the Adviser will include the fund's investments in master limited partnerships (MLPs) in the commodity-linked derivative instruments and related investments category.

The following information supplements the biographical information found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Jody Simes is co-manager of the fund, which he has managed since February 2022. He also manages other funds. Since joining Fidelity Investments in 1993, Mr. Simes has worked as an analyst, global sector leader, and portfolio manager.

ARRS-22-01 1.820981.141	February 25, 2022

Supplement to the
Fidelity® Strategic Real Return Fund
Class K6
November 29, 2021
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table".

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management fee	0.55%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.14%
Total annual operating expenses	0.69%
Fee waiver and/or expense reimbursement(a)	0.18%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.51%

(a)Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class K6 of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.51% (the Expense Cap). If at any time during the current fiscal year expenses for Class K6 of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through January 31, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table".

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$52
3 years	$177
5 years	$341
10 years	$817

The following information replaces similar information found in the "Fund Summary" section under the heading "Principal Investment Strategies".

  Using a neutral mix of approximately 25% inflation-protected debt securities (which attempts to track the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index, an index composed of inflation-protected debt securities issued by the U.S. Treasury), 25% floating rate loans, 30% commodity-linked derivative instruments and related investments, and 20% REITs and other real estate related investments.

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Jody Simes (co-manager) has managed the fund since February 2022.

The following information replaces similar information found in the "Fund Basics" section under the heading "Principal Investment Strategies".

The fund's neutral mix, or the benchmark for its combination of investments in each category over time, is approximately 25% inflation-protected debt securities, 25% floating rate loans, 30% commodity-linked derivative instruments and related investments, and 20% REITs and other real estate related investments. The Adviser regularly reviews the fund's allocation and makes changes gradually over time to favor investments that it believes provide the most favorable outlook for achieving the fund's objective. By allocating investments across different types of securities, the Adviser attempts to moderate the significant risks of each category through diversification. For purposes of these allocations, the Adviser will include the fund's investments in master limited partnerships (MLPs) in the commodity-linked derivative instruments and related investments category.

The following information supplements the biographical information found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Jody Simes is co-manager of the fund, which he has managed since February 2022. He also manages other funds. Since joining Fidelity Investments in 1993, Mr. Simes has worked as an analyst, global sector leader, and portfolio manager.

RRS-K6-22-01 1.9900306.102	February 25, 2022

Supplement to the
Fidelity® Strategic Real Return Fund
November 29, 2021
Prospectus

The following information replaces similar information found in the “Fund Summary” section under the heading "Fee Table".

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management fee	0.55%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.30%
Total annual operating expenses	0.85%
Fee waiver and/or expense reimbursement(a)	0.15%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.70%

(a)Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.70% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through January 31, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table".

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

1 year	$72
3 years	$235
5 years	$436
10 years	$1,015

The following information replaces similar information found in the “Fund Summary” section under the heading "Principal Investment Strategies".

  Using a neutral mix of approximately 25% inflation-protected debt securities (which attempts to track the Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index, an index composed of inflation-protected debt securities issued by the U.S. Treasury), 25% floating rate loans, 30% commodity-linked derivative instruments and related investments, and 20% REITs and other real estate related investments.

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Jody Simes (co-manager) has managed the fund since February 2022.

The following information replaces similar information found in the "Fund Basics" section under the heading "Principal Investment Strategies".

The fund's neutral mix, or the benchmark for its combination of investments in each category over time, is approximately 25% inflation-protected debt securities, 25% floating rate loans, 30% commodity-linked derivative instruments and related investments, and 20% REITs and other real estate related investments. The Adviser regularly reviews the fund's allocation and makes changes gradually over time to favor investments that it believes provide the most favorable outlook for achieving the fund's objective. By allocating investments across different types of securities, the Adviser attempts to moderate the significant risks of each category through diversification. For purposes of these allocations, the Adviser will include the fund's investments in master limited partnerships (MLPs) in the commodity-linked derivative instruments and related investments category.

The following information supplements the biographical information found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Jody Simes is co-manager of the fund, which he has managed since February 2022. He also manages other funds. Since joining Fidelity Investments in 1993, Mr. Simes has worked as an analyst, global sector leader, and portfolio manager.

RRS-22-01 1.820982.126	February 25, 2022